20. Related Party Transactions and Balances (Details Narrative)				1 Months Ended		5 Months Ended	12 Months Ended
	Dec. 16, 2014 USD ($)	Jun. 24, 2014	Mar. 24, 2011 USD ($)	Mar. 31, 2017 USD ($)	Apr. 30, 2016 USD ($) shares $ / shares	Sep. 30, 2015 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares $ / shares	Jul. 01, 2014 USD ($)	Jun. 26, 2014 USD ($)
Disclosure of financial liabilities [line items]
Amortization expense not recognized during the period							$ 731,473	$ 1,122,997	$ 1,363,000
Derivative financial liabilities							1,859,700	794,235	2,733,836
Kaiyuan Real Estate Development [Member]
Disclosure of financial liabilities [line items]
Unpaid expense liability								203,312	203,312
Office space, administrative services and secretarial support (per month)			$ 7,500				0	0	0
Conversion feature on promissory notes [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities							1,859,700	794,235	2,568,188
Director [Member]
Disclosure of financial liabilities [line items]
Interest payable							1,005,089	581,648	267,464
Compensation, related party transactions									$ 248,000
Number of stock options granted | shares						125,500			100,000
Fair value of options granted					$ 88,400
Executives [Member]
Disclosure of financial liabilities [line items]
Office and travel expenses							32,286	136,591	$ 141,022
Unpaid expense liability							32,286	136,591	141,022
Consultant [Member]
Disclosure of financial liabilities [line items]
Due to related parties for services									55,000
Chief Executive Officer [Member]
Disclosure of financial liabilities [line items]
Compensation, related party transactions				$ 50,000	$ 248,000				$ 93,000
Number of stock options granted | shares					100,000				30,000
Fair value of options granted					$ 88,400				$ 26,520
Exercise price of stock options granted | $ / shares					$ 2.94				$ 2.94
Unsecured Promissory Notes one [Member] | Director [Member]
Disclosure of financial liabilities [line items]
Face amount										$ 420,000
Unsecured Promissory Notes two [Member] | Director [Member]
Disclosure of financial liabilities [line items]
Face amount										$ 230,000
Unsecured Promissory Notes [Member] | Director [Member]
Disclosure of financial liabilities [line items]
Face amount							3,965,000	3,965,000	$ 3,965,000		$ 680,000
Additional borrowings in cash											$ 30,000
Interest rate on notes											10.00%
Description of notes conversion feature

The convertible feature grants the payee the option to convert the principal sum and any unpaid interest for the lower of (1) $2.29 per share, or (2) the price per share of the Company’s next round of financing.

Unsecured Promissory Notes [Member] | Director [Member]
Disclosure of financial liabilities [line items]
Total unsecured promissory note payable							4,718,952	3,608,100	2,671,000
Amortization expense							1,813,934	2,132,808	1,922,943
Amortization expense not recognized during the period							$ 731,473	$ 1,122,997	$ 1,363,000
Unsecured Promissory Notes [Member] | Current Officers [Member]
Disclosure of financial liabilities [line items]
Conversion of notes amount	$ 18,000
Period payments of notes (per month)	$ 2,500